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UNITED STATES	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/06 to 6/30/07

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Patterson-UTI Energy, Inc.	PTEN	703481101	7/12/2006	1. Election of Directors	Issuer	Y	For	For
Fleetwood Enterprises, Inc.	FLE	339099103	9/12/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal 2007.	Issuer	Y	For	For
Michaels Stores, Inc.	MIK	594087108	10/5/2006

1. To adopt the agreement and plan of merger, dated as of June 30, 2006, as amended, among Bain Paste Mergerco, Inc., Blackstone Paste Mergerco, Inc., Bain Paste Finco, LLC, Blackstone Paste Finco, LLC and Michaels Stores, Inc. (the “Merger Agreement”).

					Issuer	Y	For	For
				2. To adjourn or postpone the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to adopt the Merger Agreement.	Issuer	Y	For	For
Avnet, Inc.	AVT	053807103	11/9/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Avnet 2006 stock compensation plan.	Issuer	Y	For	For
				3. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending June 30, 2007.	Issuer	Y	For	For
				4. Shareholder proposal to separate the roles of CEO and Chairman.	Shareholder	Y	Against	For
Zale Corporation	ZLC	988858106	11/15/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2007.	Issuer	Y	For	For
Thor Industries, Inc.	THO	885160101	12/5/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Thor Industries, Inc. 2006 equity incentive plan.	Issuer	Y	For	For
Champion Enterprises, Inc.	CHB	158496109	5/2/2007	1. Election of Directors	Issuer	Y	For	For
Coachmen Industries, Inc.	COA	189873102	5/3/2007	1. Election of Directors	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/7/2007	1. Election of Directors	Issuer	Y	For	For
				2. To approve an amendment to the certificate of incorporation to increase the authorized shares of common stock from 100,000,000 to 200,000,000.	Issuer	Y	Against	Against

				3. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2007.	Issuer	Y	For	For
Arrow Electronics, Inc.	ARW	042735100	5/8/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as Arrow’s independent auditors for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
Rowan Companies, Inc.	RDC	779382100	5/8/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors for 2007.	Issuer	Y	For	For
Mercury General Corporation	MCY	589400100	5/9/2007	1. Election of Directors	Issuer	Y	For	For
Rent-A-Center, Inc.	RCII	76009N100	5/15/2007	1. Election of Directors	Issuer	Y	For	For

2. To ratify the audit committee’s appointment of Grant Thornton LLP, registered independent accountants, as the company’s independent auditors for the fiscal year ended December 31, 2007, as set forth in the accompanying proxy statement.

					Issuer	Y	For	For
Rosetta Resources, Inc.	ROSE	777779307	5/15/2007	1. Election of Directors	Issuer	Y	For	For
Radioshack Corporation	RSH	750438103	5/17/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors of Radioshack Corporation to serve for the 2007 fiscal year.	Issuer	Y	For	For
				3.Approval of the Radioshack Corporation 2007 restricted stock plan.	Issuer	Y	For	For
				4. Approval of an amendment to the Radioshack Corporation 2004 annual and long-term incentive compensation plan.	Issuer	Y	For	For
				5. Proposal regarding special shareholder meetings.	Shareholder	Y	Against	For
Ensco International Incorporated	ESV	26874Q100	5/22/2007	1A. Election of Director: David M. Carmichael	Issuer	Y	For	For
				1B. Election of Director: Thomas L. Kelly II	Issuer	Y	For	For
				1C. Election of Director: Rita M. Rodriguez	Issuer	Y	For	For
				2. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2007.	Issuer	Y	For	For

Horace Mann Educators Corporation	HMN	440327104	5/23/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP, an independent registered public accounting firm, as the company’s auditors for the year ending December 31, 2007.	Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/24/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending February 2, 2008.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/30/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accountants.	Issuer	Y	For	For
				3. Approval of 2007 stock incentive plan.	Issuer	Y	For	For
National Oilwell Varco, Inc.	NOV	637071101	6/5/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of independent auditors.	Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/7/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/21/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the 2008 fiscal year.	Issuer	Y	For	For
American Greetings Corporation	AM	026375105	6/22/2007	1. Election of Directors	Issuer	Y	For	For
				2. To approve the American Greetings Corporation 2007 omnibus incentive compensation plan.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/07

* Print the name and title of each signing officer under his or her signature.